Income Taxes (Unrecognized Tax Benefits Excluding Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Unrecognized Tax Benefits, Beginning Balance	$ 164	$ 165
Additions for tax positions taken in current year		2
Additions for tax positions of prior years		3
Reductions for tax positions of prior years	(2)	(2)
Lapse of statute of limitations	(4)	(4)
Settlements	(29)	(4)
Foreign currency translation	(10)	4
Unrecognized Tax Benefits, Ending Balance	$ 119	$ 164